Other Financial Assets	12 Months Ended
Dec. 31, 2017
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Other Financial Assets
12.	OTHER FINANCIAL ASSETS

	As at December 31,
	2017	2016
Current:
Marketable securities	2,444	1,419
Copper put option contracts (Note 7)	330	155

	2,774	1,574

Long-term:
Investment in subscription receipts	2,400	10,333
Reclamation deposits (Note 20)	30,637	30,535
Restricted cash (Note 20)	7,500	7,500

	40,537	48,368

The Company holds strategic investments in publicly traded and privately owned companies, which are classified as available for sale investments. As at December 31, 2017 these investments included marketable securities as well as subscription receipts. The subscription receipts relate to an investment in a privately held company with two directors in common, and are to be convertible into units comprised of shares, or shares and warrants (Note 26c).

The fair value of the marketable securities is based upon public market information and the Company reviews the value of its investments for evidence of impairment based on both quantitative and qualitative criteria. For the years ended December 31, 2017 and 2016, unrealized gains and losses from the mark-to-market of marketable securities and reclamation deposits have been recorded in other comprehensive income (loss).

In the fourth quarter of 2017, the Company assessed the value of its investment in subscription receipts of a private mineral exploration and development company and recorded a write-down of the investment to its estimated fair value. A write-down of $3,850 was recorded in the statement of income, and an unrealized loss of $4,083 was recorded in other comprehensive income.